Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and contingencies [Abstract]
Disclosure of future minimum lease payments
Future minimum short term, or low value lease payments for its premises and the minimum amount to exit the Company’s contractual commitments are as follows:

	Short term and low value leases $	Purchase obligations $
2020	283	8,196
2021	—	60
2022	—	—
	283	8,256

Contingencies

i)
The Company may, from time to time, be subject to claims and legal proceedings brought against it in the normal course of business. Such matters are subject to many uncertainties. Management believes the ultimate resolution of such contingencies will not have a material adverse effect on the consolidated financial position of the Company.

ii)
The Company entered into indemnification agreements with its officers and directors. The maximum potential amount of future payments required under these indemnification agreements is unlimited. However, the Company does maintain liability insurance to limit the exposure of the Company.

iii)
The Company has an obligation with a third party pursuant to a technology transfer agreement whereby the Company will be required to pay a $500,000 milestone payment upon approval by the FDA of a new drug application for voclosporin ophthalmic Solution (VOS). VOS is being used in the dry eye syndrome indication. Upon commercialization a 2% royalty on net sales of VOS will also be payable. Alternatively if the Company licenses VOS, 10% of any licensing fees will be owed to the third party. The Company also has the right at any time and at its sole discretion to make a single payment of $5.0 million to the third party which will extinguish all obligations to the third party. Currently the future payments made pursuant to this agreement are indeterminable. Such matters are subject to many uncertainties and therefore no amounts have been accrued related to the agreement.

iv)
The Company has entered into license and research and development agreements with third parties that include indemnification and obligation provisions that are customary in the industry. These guarantees generally require the Company to compensate the other party for certain damages and costs incurred as a result of third party claims or damages arising from these transactions. These provisions may survive termination of the underlying agreement. The nature of the obligations prevents the Company from making a reasonable estimate of the maximum potential amount it could be required to pay. Historically, the Company has not made any payments under such agreements and no amount has been accrued in the accompanying consolidated financial statements.